AMERITAS NO LOAD VARIABLE ANNUITY
                   Supplement to Prospectus dated May 1, 1997

The prospectus is amended at pages 1, 6, 8, 9, 11 and elsewhere to disclose that Strong Special Fund II has been renamed Strong Opportunity Fund II.

The date of the Supplement is July 14, 1997.